Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.42%
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	36,000	$ 34,918
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	953,000	911,545
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	680,000	564,740
Total Convertible Bonds (cost $1,533,923)		1,511,203

Corporate Bonds — 90.80%
Banking — 8.96%
Ally Financial 8.00% 11/1/31	595,000	611,011
Bank of America 2.676% 6/19/41 μ	7,570,000	4,801,886
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,496,000
Barclays 8.00% 3/15/29 μ, ψ	1,375,000	1,235,237
Credit Agricole 144A 2.811% 1/11/41 #	2,020,000	1,149,713
Credit Suisse 1.00% 5/5/23	1,250,000	1,212,221
Credit Suisse Group 144A 3.091% 5/14/32 #, μ	1,300,000	893,068
JPMorgan Chase & Co. 3.109% 4/22/51 μ	8,105,000	5,071,352
Morgan Stanley
2.484% 9/16/36 μ	1,510,000	1,070,738
2.802% 1/25/52 μ	7,065,000	4,145,223
6.342% 10/18/33 μ	1,275,000	1,294,480

NatWest Group 4.60% 6/28/31 μ, ψ	1,625,000	1,053,248
PNC Financial Services Group 6.20% 9/15/27 μ, ψ	1,155,000	1,096,904
Truist Financial 4.95% 9/1/25 μ, ψ	3,440,000	3,302,400
Wells Fargo & Co. 4.611% 4/25/53 μ	3,665,000	2,928,740
		32,362,221
Basic Industry — 3.82%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,070,217
Packaging Corp. of America
3.05% 10/1/51	2,915,000	1,766,293
4.05% 12/15/49	2,200,000	1,587,900

Sherwin-Williams 2.90% 3/15/52	5,230,000	3,039,184
Steel Dynamics 3.25% 10/15/50	4,335,000	2,575,865
Westlake 3.125% 8/15/51	6,390,000	3,759,121
		13,798,580
Brokerage — 1.01%
Charles Schwab 5.375% 6/1/25 μ, ψ	1,855,000	1,820,219
Jefferies Financial Group 6.50% 1/20/43	1,985,000	1,824,890
		3,645,109
NQ-464 [10/22] 12/22 (2638416)    1

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 4.45%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	$ 978,103
Boeing 3.75% 2/1/50	2,770,000	1,777,556
Lockheed Martin 5.70% 11/15/54	2,735,000	2,759,326
Masco 3.125% 2/15/51	3,585,000	2,077,547
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,167,194
Parker-Hannifin 4.00% 6/14/49	2,780,000	2,057,280
Rockwell Automation 2.80% 8/15/61	1,585,000	871,820
Waste Connections 2.95% 1/15/52	7,030,000	4,362,613
		16,051,439
Communications — 10.86%
Altice France 144A 5.125% 1/15/29 #	1,425,000	1,074,372
AMC Networks 4.25% 2/15/29	2,000,000	1,549,090
AT&T 3.50% 9/15/53	10,120,000	6,506,377
CCO Holdings
144A 4.75% 2/1/32 #	1,460,000	1,171,530
144A 6.375% 9/1/29 #	675,000	623,086

Cellnex Finance 144A 3.875% 7/7/41 #	1,221,000	750,121
Charter Communications Operating 3.85% 4/1/61	3,855,000	2,229,687
Comcast
2.80% 1/15/51	2,830,000	1,686,350
3.20% 7/15/36	1,575,000	1,201,878

Crown Castle 2.90% 4/1/41	5,115,000	3,253,056
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,739,779
Directv Financing 144A 5.875% 8/15/27 #	1,400,000	1,263,437
Discovery Communications 4.00% 9/15/55	5,873,000	3,360,686
Time Warner Cable 7.30% 7/1/38	2,360,000	2,207,293
T-Mobile USA 3.00% 2/15/41	8,460,000	5,700,613
Verizon Communications 2.875% 11/20/50	5,225,000	3,091,142
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,135,000	1,033,542
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	762,754
		39,204,793
Consumer Cyclical — 3.83%
ADT Security 144A 4.875% 7/15/32 #	1,365,000	1,164,495
Amazon.com 2.50% 6/3/50	5,715,000	3,402,871
Aptiv 3.10% 12/1/51	7,649,000	4,278,766
General Motors Financial 5.70% 9/30/30 μ, ψ	1,550,000	1,323,312
Levi Strauss & Co. 144A 3.50% 3/1/31 #	305,000	244,418
Lowe's 2.80% 9/15/41	5,360,000	3,419,504
		13,833,366
2    NQ-464 [10/22] 12/22 (2638416)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 8.25%
Baxter International 3.132% 12/1/51	6,225,000	$ 3,800,692
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	971,818
CVS Health
2.70% 8/21/40	4,166,000	2,696,295
4.78% 3/25/38	1,280,000	1,113,512

JBS USA LUX 144A 4.375% 2/2/52 #	2,580,000	1,682,160
Merck & Co. 2.75% 12/10/51	2,215,000	1,410,810
Nestle Holdings 144A 4.70% 1/15/53 #	3,105,000	2,792,785
Regeneron Pharmaceuticals 2.80% 9/15/50	6,003,000	3,526,158
Royalty Pharma 3.35% 9/2/51	7,591,000	4,476,608
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	2,771,543
Tenet Healthcare 144A 4.25% 6/1/29 #	1,345,000	1,135,213
US Foods 144A 4.75% 2/15/29 #	2,000,000	1,777,200
Viatris 4.00% 6/22/50	2,819,000	1,638,729
		29,793,523
Electric — 16.55%
Arizona Public Service
4.20% 8/15/48	2,720,000	1,998,847
4.25% 3/1/49	2,324,000	1,689,882

Baltimore Gas and Electric 4.55% 6/1/52	3,220,000	2,641,566
Berkshire Hathaway Energy
2.85% 5/15/51	1,048,000	629,631
144A 4.60% 5/1/53 #	3,170,000	2,619,709

Commonwealth Edison 2.75% 9/1/51	4,745,000	2,847,995
Duke Energy 5.00% 8/15/52	1,070,000	887,412
Entergy Arkansas 3.35% 6/15/52	1,880,000	1,223,306
Entergy Texas 5.00% 9/15/52	2,065,000	1,753,552
Evergy Kansas Central 3.25% 9/1/49	1,117,000	731,251
Florida Power & Light Co. 2.875% 12/4/51	1,820,000	1,163,714
NextEra Energy Capital Holdings 3.00% 1/15/52	5,875,000	3,612,751
NSTAR Electric 4.95% 9/15/52	2,635,000	2,362,793
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,140,343
144A 4.50% 4/1/47 #	3,380,000	2,539,024
5.05% 10/1/48	2,580,000	2,075,741

Oncor Electric Delivery 144A 4.95% 9/15/52 #	2,770,000	2,488,235
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	719,341
4.60% 6/15/43	5,775,000	4,149,775
4.95% 7/1/50	1,620,000	1,210,909

NQ-464 [10/22] 12/22 (2638416)    3

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

PacifiCorp 2.90% 6/15/52	6,055,000	$ 3,704,877
Public Service Co. of Oklahoma 3.15% 8/15/51	1,680,000	1,038,061
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	799,490
Southern California Edison
3.45% 2/1/52	1,700,000	1,113,173
3.65% 2/1/50	1,125,000	754,341
4.125% 3/1/48	5,220,000	3,807,366

Southwestern Electric Power 3.25% 11/1/51	3,535,000	2,188,564
Tampa Electric 3.45% 3/15/51	4,087,000	2,790,998
Union Electric 3.90% 4/1/52	3,415,000	2,575,756
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,499,369
		59,757,772
Energy — 10.44%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	2,033,100
BP Capital Markets America 2.939% 6/4/51	6,320,000	3,940,531
Diamondback Energy 4.40% 3/24/51	4,530,000	3,406,889
Enbridge 5.75% 7/15/80 μ	1,840,000	1,630,442
Energy Transfer
6.25% 4/15/49	780,000	682,049
6.50% 11/15/26 μ, ψ	2,197,000	1,894,913
Enterprise Products Operating
3.20% 2/15/52	3,648,000	2,257,965
3.30% 2/15/53	4,175,000	2,619,376

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,517,452	1,142,965
Kinder Morgan
3.25% 8/1/50	5,860,000	3,581,167
5.45% 8/1/52	1,405,000	1,191,079

Northern Natural Gas 144A 3.40% 10/16/51 #	1,080,000	681,075
NuStar Logistics
5.625% 4/28/27	305,000	283,437
6.375% 10/1/30	2,000,000	1,858,040

Shell International Finance 3.00% 11/26/51	6,620,000	4,269,631
Valero Energy 3.65% 12/1/51	4,270,000	2,841,501
Williams 3.50% 10/15/51	5,285,000	3,393,969
		37,708,129
Finance Companies — 1.91%
AerCap Holdings 5.875% 10/10/79 μ	260,000	234,302
AerCap Ireland Capital DAC 3.85% 10/29/41	7,405,000	4,933,714
Air Lease 4.125% 12/15/26 μ, ψ	1,470,000	974,007
4    NQ-464 [10/22] 12/22 (2638416)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	830,000	$ 755,839
		6,897,862
Insurance — 9.85%
Aon 2.90% 8/23/51	5,477,000	3,195,415
Arthur J Gallagher & Co. 3.50% 5/20/51	4,805,000	3,104,454
Athene Holding
3.45% 5/15/52	1,215,000	715,617
3.95% 5/25/51	945,000	604,803

Berkshire Hathaway Finance 3.85% 3/15/52	5,835,000	4,289,391
Brighthouse Financial
3.85% 12/22/51	975,000	574,850
4.70% 6/22/47	3,191,000	2,220,717

Chubb INA Holdings 2.85% 12/15/51	2,255,000	1,377,472
Elevance Health
4.55% 5/15/52	3,270,000	2,687,104
6.10% 10/15/52	1,470,000	1,500,638

Global Atlantic 144A 4.70% 10/15/51 #, μ	1,980,000	1,464,042
Hartford Financial Services Group 2.90% 9/15/51	5,520,000	3,242,531
High Street Funding Trust II 144A 4.682% 2/15/48 #	3,660,000	2,977,591
MetLife 5.00% 7/15/52	4,400,000	3,848,064
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,141,000	2,542,988
Old Republic International 3.85% 6/11/51	1,565,000	1,018,002
Pacific Life Insurance 144A 4.30% 10/24/67 #, μ	289,000	211,449
		35,575,128
Natural Gas — 4.37%
Atmos Energy
2.85% 2/15/52	2,825,000	1,702,731
5.75% 10/15/52	1,340,000	1,302,031

Brooklyn Union Gas 144A 4.273% 3/15/48 #	689,000	484,955
Piedmont Natural Gas 3.64% 11/1/46	3,035,000	2,051,510
Sempra Energy
4.125% 4/1/52 μ	510,000	384,725
4.875% 10/15/25 μ, ψ	1,320,000	1,202,305

Southern California Gas 4.30% 1/15/49	4,500,000	3,457,381
Southwest Gas
3.80% 9/29/46	2,150,000	1,393,214
4.15% 6/1/49	2,430,000	1,623,694

Spire Missouri 3.30% 6/1/51	3,440,000	2,162,150
		15,764,696
NQ-464 [10/22] 12/22 (2638416)    5

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology — 4.32%
Alphabet 2.05% 8/15/50	8,405,000	$ 4,819,230
Analog Devices 2.95% 10/1/51	4,350,000	2,812,221
Apple 2.70% 8/5/51	1,335,000	841,058
Broadcom 144A 3.137% 11/15/35 #	3,330,000	2,314,666
Entegris Escrow 144A 5.95% 6/15/30 #	1,300,000	1,189,416
KLA 4.95% 7/15/52	1,580,000	1,378,345
NXP
3.125% 2/15/42	1,195,000	752,123
3.25% 11/30/51	2,535,000	1,471,373
		15,578,432
Transportation — 1.75%
Burlington Northern Santa Fe
2.875% 6/15/52	1,690,000	1,063,377
4.45% 1/15/53	1,420,000	1,194,317

Canadian Pacific Railway 3.10% 12/2/51	2,675,000	1,705,806
DAE Funding 144A 3.375% 3/20/28 #	415,000	350,922
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,472,500	1,457,642
Seaspan 144A 5.50% 8/1/29 #	715,000	552,508
		6,324,572
Utilities — 0.43%
Electricite de France SA 144A 5.25% 1/29/23 #, μ, ψ	553,000	520,663
Essential Utilities 4.276% 5/1/49	1,381,000	1,026,357
		1,547,020
Total Corporate Bonds (cost $452,619,696)		327,842,642

Municipal Bonds — 2.29%
Commonwealth of Puerto Rico
(Restructured)
Series A 2.993% 7/1/24 ^	22,980	20,911
Series A 4.364% 7/1/33 ^	88,880	45,305
Series A-1 4.00% 7/1/33	69,065	58,587
Series A-1 4.00% 7/1/35	50,160	41,111
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,283,223	1,108,384
Long Island, New York Power Authority Electric System Revenue
Series B 5.85% 5/1/41	3,600,000	3,661,740
6    NQ-464 [10/22] 12/22 (2638416)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Metropolitan Transportation Authority, New York Revenue
Series A-2 6.089% 11/15/40	3,205,000	$ 3,337,206
Total Municipal Bonds (cost $8,243,222)		8,273,244

Loan Agreements — 0.75%
Applied Systems 1st Lien 6.674% (LIBOR03M + 3.00%) 9/19/24 •	1,182,244	1,169,165
Prime Security Services Borrower Tranche B-1 6.505% (LIBOR03M + 2.75%) 9/23/26 •	244,637	241,412
Reynolds Group Holdings Tranche B-2 7.004% (LIBOR01M + 3.25%) 2/5/26 •	1,346,025	1,311,701
Total Loan Agreements (cost $2,775,201)		2,722,278

US Treasury Obligations — 2.30%
US Treasury Bond 3.00% 8/15/52	6,620,000	5,303,241
US Treasury Note 2.75% 8/15/32	3,335,000	2,984,825
Total US Treasury Obligations (cost $8,713,304)		8,288,066
	Number of shares
Convertible Preferred Stock — 1.00%
Bank of America 7.25% exercise price $50.00 ω	1,360	1,578,226
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	671,189
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	1,597	1,349,465
Total Convertible Preferred Stock (cost $4,194,315)		3,598,880

Short-Term Investments — 1.44%
Money Market Mutual Funds — 1.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.87%)	1,302,553	1,302,553
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.87%)	1,302,553	1,302,553
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.14%)	1,302,553	1,302,553
NQ-464 [10/22] 12/22 (2638416)    7

Schedule of investments
Delaware Extended Duration Bond Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.88%)	1,302,552	$ 1,302,552
Total Short-Term Investments (cost $5,210,211)		5,210,211
Total Value of Securities—99.00% (cost $483,289,872)		357,446,524

Receivables and Other Assets Net of Liabilities—1.00%		3,624,855
Net Assets Applicable to 26,945,404 Shares Outstanding—100.00%		$361,071,379
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of Rule 144A securities was $48,685,157, which represents 13.48% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
8    NQ-464 [10/22] 12/22 (2638416)

(Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
NQ-464 [10/22] 12/22 (2638416)    9